                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                          THE SELECT SECTOR SPDR TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                        Copy to:

Gary L. French                               Scott M. Zoltowski, Esq.
President                                    Vice President and Counsel
State Street Bank and Trust Company          State Street Bank and Trust Company
2 Avenue de Lafayette                        One Lincoln Street
Boston, MA 02111                             Boston, MA 02111



Registrant's telephone number, including area code:  (303) 623-2577
                                                     --------------

Date of fiscal year end:  September 30, 2005

Date of reporting period:  June 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 1.6%
Cooper Tire & Rubber Co. ...........     20,612   $    382,765
Dana Corp. .........................     48,432        726,964
Delphi Corp. .......................    181,169        842,436
Goodyear Tire & Rubber Co. (The)
  (a)...............................     56,794        846,231
Johnson Controls, Inc. .............     62,042      3,494,826
Visteon Corp. ......................     41,784        251,957
                                                  ------------
                                                     6,545,179
                                                  ------------
AUTOMOBILES -- 4.3%
Ford Motor Co. .....................    594,704      6,089,769
General Motors Corp. ...............    182,676      6,210,984
Harley-Davidson, Inc. ..............     91,942      4,560,323
                                                  ------------
                                                    16,861,076
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     56,300      2,313,367
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 13.7%
Carnival Corp. .....................    170,240      9,286,592
Darden Restaurants, Inc. ...........     47,054      1,551,841
Harrah's Entertainment, Inc. .......     58,690      4,229,788
Hilton Hotels Corp. ................    123,416      2,943,472
International Game Technology.......    111,117      3,127,943
Marriott International, Inc. .......     64,130      4,374,949
McDonald's Corp. ...................    409,615     11,366,816
Starbucks Corp. (a).................    125,916      6,504,821
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     69,856      4,091,466
Wendy's International, Inc. ........     37,116      1,768,577
Yum Brands, Inc. ...................     93,607      4,875,053
                                                  ------------
                                                    54,121,318
                                                  ------------
HOUSEHOLD DURABLES -- 5.6%
Black & Decker Corp. ...............     25,840      2,321,724
Centex Corp. .......................     41,338      2,921,356
Fortune Brands, Inc. ...............     46,952      4,169,338
KB HOME.............................     26,875      2,048,681
Leggett & Platt, Inc. ..............     61,277      1,628,743
Maytag Corp. .......................     25,694        402,368
Newell Rubbermaid, Inc. ............     88,909      2,119,591
Pulte Homes, Inc. ..................     38,325      3,228,881
Snap-on, Inc. ......................     18,673        640,484
Stanley Works (The).................     24,262      1,104,891
Whirlpool Corp. ....................     21,601      1,514,446
                                                  ------------
                                                    22,100,503
                                                  ------------
INTERNET & CATALOG RETAIL -- 3.3%
eBay, Inc. (a)......................    392,531     12,957,448
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. ....................     31,220      1,352,450
Eastman Kodak Co. ..................     92,758      2,490,552
Hasbro, Inc. .......................     53,877      1,120,103
Mattel, Inc. .......................    132,969      2,433,333
                                                  ------------
                                                     7,396,438
                                                  ------------

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
MEDIA -- 32.5%
Clear Channel Communications,
  Inc. .............................    164,807   $  5,097,481
Comcast Corp. (Class A) (a).........    712,625     21,877,587
Disney (Walt) Co. (The).............    659,595     16,608,602
Dow Jones & Co., Inc. ..............     22,775        807,374
Gannett Co., Inc. ..................     80,252      5,708,325
Interpublic Group of Companies, Inc.
  (a)...............................    136,172      1,658,575
Knight-Ridder, Inc. ................     24,064      1,476,086
McGraw-Hill Cos., Inc. (The)........    121,038      5,355,932
Meredith Corp. .....................     14,637        718,091
New York Times Co. (The) (Class
  A)................................     46,902      1,460,997
News Corp. (Class A)................    931,960     15,079,113
Omnicom Group, Inc. ................     59,257      4,732,264
Time Warner, Inc. (a)...............  1,514,065     25,300,026
Tribune Co. ........................     96,258      3,386,356
Univision Communications, Inc.
  (Class A) (a).....................     94,018      2,590,196
Viacom, Inc. .......................    520,938     16,680,435
                                                  ------------
                                                   128,537,440
                                                  ------------
MULTI-LINE RETAIL -- 11.6%
Big Lots, Inc. (a)..................     36,577        484,280
Dillard's, Inc. (Class A)...........     23,152        542,220
Dollar General Corp. ...............     97,509      1,985,283
Family Dollar Stores, Inc. .........     54,114      1,412,375
Federated Department Stores,
  Inc. .............................     55,103      4,037,948
J.C. Penney Co., Inc. (Holding
  Co.)..............................     85,123      4,475,767
Kohl's Corp. (a)....................    105,440      5,895,151
May Department Stores Co. ..........     96,718      3,884,195
Nordstrom, Inc. ....................     39,733      2,700,652
Sears Holdings Corp. (a)............     33,048      4,952,904
Target Corp. .......................    285,396     15,528,396
                                                  ------------
                                                    45,899,171
                                                  ------------
SPECIALTY RETAIL -- 20.8%
AutoNation, Inc. (a)................     72,107      1,479,636
AutoZone, Inc. (a)..................     21,232      1,963,111
Bed Bath & Beyond, Inc. (a).........     95,446      3,987,734
Best Buy Co., Inc. .................     96,502      6,615,212
Circuit City Stores, Inc. ..........     61,781      1,068,193
Gap, Inc. (The).....................    244,814      4,835,076
Home Depot, Inc. ...................    693,530     26,978,317
Limited Brands......................    123,052      2,635,774
Lowe's Companies, Inc. .............    249,605     14,532,003
Office Depot, Inc. (a)..............    102,025      2,330,251
OfficeMax, Inc. ....................     22,793        678,548
RadioShack Corp. ...................     50,254      1,164,385
Sherwin-Williams Co. (The)..........     40,407      1,902,766
Staples, Inc. ......................    238,035      5,074,906
Tiffany & Co. ......................     46,454      1,521,833
TJX Cos., Inc. (The)................    152,008      3,701,395
Toys "R" Us, Inc. (a)...............     71,576      1,895,332
                                                  ------------
                                                    82,364,472
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.0%
Coach, Inc. (a).....................    121,900      4,092,183
Jones Apparel Group, Inc. ..........     38,999      1,210,529
Liz Claiborne, Inc. ................     34,990      1,391,202
NIKE, Inc. (Class B)................     73,833      6,393,938

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Reebok International Ltd. ..........     18,041   $    754,655
V.F. Corp. .........................     32,287      1,847,462
                                                  ------------
                                                    15,689,969
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $422,228,495)...............               394,786,381
                                                  ------------

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $811,361)........    811,361   $    811,361
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $423,039,856)...............               395,597,742
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (513,786)
                                                  ------------
NET ASSETS -- 100.0%................              $395,083,956
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 19.0%
Anheuser-Busch Cos., Inc. ..........    583,170   $ 26,680,027
Brown-Forman Corp. (Class B)........     80,871      4,889,461
Coca-Cola Co. (The).................  1,640,277     68,481,565
Coca-Cola Enterprises, Inc. ........    297,675      6,551,827
Molson Coors Brewing Co. (Class
  B)................................     72,429      4,490,598
Pepsi Bottling Group, Inc. (The)....    175,005      5,006,893
PepsiCo, Inc. ......................    677,850     36,556,450
                                                  ------------
                                                   152,656,821
                                                  ------------
FOOD & STAPLES RETAILING -- 29.2%
Albertson's, Inc. ..................    313,055      6,473,978
Costco Wholesale Corp. .............    367,071     16,452,122
CVS Corp. ..........................    619,340     18,004,214
Kroger Co. (a)......................    577,361     10,987,180
Safeway, Inc. (a)...................    365,668      8,260,440
Supervalu, Inc. ....................    127,589      4,160,677
Sysco Corp. ........................    484,941     17,550,015
Wal-Mart Stores, Inc. ..............  2,424,735    116,872,227
Walgreen Co. .......................    760,897     34,993,653
                                                  ------------
                                                   233,754,506
                                                  ------------
FOOD PRODUCTS -- 12.7%
Archer-Daniels-Midland Co. .........    496,537     10,615,961
Campbell Soup Co. ..................    265,570      8,171,589
ConAgra Foods, Inc. ................    415,783      9,629,534
General Mills, Inc. ................    286,624     13,411,137
H.J. Heinz Co. .....................    280,370      9,930,706
Hershey Co. (The)...................    172,638     10,720,820
Kellogg Co. ........................    274,555     12,201,224
McCormick & Co., Inc. ..............    125,963      4,116,471
Sara Lee Corp. .....................    618,936     12,261,122
Wm. Wrigley Jr., Co. ...............    155,419     10,699,044
                                                  ------------
                                                   101,757,608
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
HOUSEHOLD PRODUCTS -- 18.0%
Clorox Co. .........................    128,618   $  7,166,595
Colgate-Palmolive Co. ..............    397,904     19,859,389
Kimberly-Clark Corp. ...............    361,765     22,642,871
Procter & Gamble Co. ...............  1,793,450     94,604,487
                                                  ------------
                                                   144,273,342
                                                  ------------
PERSONAL PRODUCTS -- 6.9%
Alberto-Culver Co. (Class B)........     84,217      3,649,123
Avon Products, Inc. ................    367,543     13,911,502
Gillette Co. .......................    741,549     37,544,626
                                                  ------------
                                                    55,105,251
                                                  ------------
TOBACCO -- 13.9%
Altria Group, Inc. .................  1,500,898     97,048,065
Reynolds American, Inc. ............     96,422      7,598,054
UST, Inc. ..........................    140,378      6,409,659
                                                  ------------
                                                   111,055,778
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $827,099,378)...............               798,603,306
                                                  ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $4,247,355)......  4,247,355      4,247,355
                                                  ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $831,346,733)...............               802,850,661
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.............                (2,081,189)
                                                  ------------
NET ASSETS -- 100.0%................              $800,769,472
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCK -- 98.7%
ENERGY EQUIPMENT & SERVICES -- 20.2%
Baker Hughes, Inc. ...............   1,465,486   $   74,974,264
BJ Services Co. (a)...............     895,392       46,990,172
Halliburton Co. ..................   2,133,277      102,013,306
Nabors Industries Ltd. (a)........     832,415       50,460,997
National-Oilwell Varco, Inc.
  (a).............................     477,220       22,687,039
Noble Corp. (a)...................     865,623       53,244,471
Rowan Cos., Inc. (a)..............   1,194,080       35,476,117
Schlumberger Ltd. ................   1,264,133       95,998,260
Transocean, Inc. (a)..............   1,564,346       84,427,753
                                                 --------------
                                                    566,272,379
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 78.5%
Amerada Hess Corp. ...............     516,639       55,027,220
Anadarko Petroleum Corp. .........     992,200       81,509,230
Apache Corp. .....................   1,356,751       87,646,115
Ashland, Inc. ....................     112,914        8,115,129
Burlington Resources, Inc. .......   1,662,615       91,842,853
ChevronTexaco Corp. ..............   6,211,035      347,321,077
ConocoPhillips....................   4,365,466      250,970,640
Devon Energy Corp. ...............   1,992,417      100,975,693
El Paso Corp. ....................   1,790,182       20,622,897
EOG Resources, Inc. ..............   1,526,672       86,714,970
Exxon Mobil Corp. ................   9,239,884      531,016,133
Kerr-McGee Corp. .................     749,094       57,163,363

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
Kinder Morgan, Inc. ..............     302,376   $   25,157,683
Marathon Oil Corp. ...............   1,582,638       84,465,390
Occidental Petroleum Corp. .......   1,537,649      118,291,338
Sunoco, Inc. .....................     460,560       52,356,461
Unocal Corp. .....................   1,281,672       83,372,764
Valero Energy Corp. ..............     714,573       56,529,870
Williams Cos., Inc. (The).........   1,587,349       30,159,631
XTO Energy, Inc. .................     999,406       33,969,810
                                                 --------------
                                                  2,203,228,267
                                                 --------------
TOTAL COMMON STOCK --
  (Cost $2,699,325,786)...........                2,769,500,646
                                                 --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $14,261,151)...  14,261,151       14,261,151
                                                 --------------
TOTAL INVESTMENTS -- 99.2%
  (Cost $2,713,586,937)...........                2,783,761,797
OTHER ASSETS AND
  LIABILITIES -- 0.8%.............                   23,196,854
                                                 --------------
NET ASSETS -- 100.0%..............               $2,806,958,651
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 100.0%
CAPITAL MARKETS -- 13.6%
Bank of New York Co., Inc.
  (The)...........................      563,658   $   16,222,077
Bear Steams Cos., Inc. ...........       81,978        8,520,793
Charles Schwab Corp. (The)........      829,228        9,353,692
E*Trade Financial Corp. (a).......      266,104        3,722,795
Federated Investors, Inc. (Class
  B)..............................       68,715        2,062,137
Franklin Resources, Inc. .........      143,049       11,011,912
Goldman Sachs Group, Inc. ........      320,201       32,666,906
Janus Capital Group, Inc. ........      168,870        2,539,805
Lehman Brothers Holdings, Inc. ...      200,188       19,874,665
Mellon Financial Corp. ...........      306,486        8,793,083
Merrill Lynch & Co., Inc. ........      685,962       37,734,770
Morgan Stanley Dean Witter &
  Co. ............................      794,290       41,676,396
Northern Trust Corp. .............      146,950        6,699,451
State Street Corp. (b)............      241,058       11,631,048
T. Rowe Price Group, Inc. ........       89,520        5,603,952
                                                  --------------
                                                     218,113,482
                                                  --------------
COMMERCIAL BANKS -- 28.7%
AmSouth Bancorp...................      257,360        6,691,360
Bank of America Corp. ............    2,916,240      133,009,706
BB&T Corp. .......................      397,516       15,888,715
Comerica, Inc. ...................      123,213        7,121,711
Compass BancShares, Inc. .........       89,442        4,024,890
Fifth Third Bancorp...............      377,149       15,542,310
First Horizon National Corp. .....       89,302        3,768,544
Huntington BancShares, Inc. ......      168,160        4,059,382
KeyCorp. .........................      293,885        9,742,288
M & T Bank Corp. .................       71,004        7,466,781
Marshall & Ilsley Corp. ..........      154,388        6,862,547
National City Corp. ..............      430,846       14,700,466
North Fork Bancorporation,
  Inc. ...........................      346,332        9,728,466
PNC Financial Services Group......      205,051       11,167,078
Regions Financial Corp. ..........      336,053       11,385,476
SunTrust Banks, Inc. .............      245,984       17,769,884
Synovus Financial Corp. ..........      224,838        6,446,105
U.S. Bancorp......................    1,328,776       38,800,259
Wachovia Corp. ...................    1,142,949       56,690,270
Wells Fargo & Co. ................    1,223,322       75,332,169
Zions Bancorp.....................       64,711        4,758,200
                                                  --------------
                                                     460,956,607
                                                  --------------
CONSUMER FINANCE -- 6.4%
American Express Co. .............      850,384       45,265,940
Capital One Financial Corp. ......      182,774       14,623,748
MBNA Corp. .......................      924,551       24,186,254
Providian Financial Corp. (a).....      212,587        3,747,909
SLM Corp. ........................      304,137       15,450,160
                                                  --------------
                                                     103,274,011
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
DIVERSIFIED FINANCIAL SERVICES -- 18.0%
CIT Group, Inc. ..................      152,865   $    6,568,609
Citigroup, Inc. ..................    3,771,619      174,361,946
JPMorgan Chase & Co. .............    2,551,083       90,104,252
Moody's Corp. ....................      198,352        8,917,906
Principal Financial Group.........      216,505        9,071,559
                                                  --------------
                                                     289,024,272
                                                  --------------
INSURANCE -- 21.6%
ACE Ltd. .........................      208,402        9,346,830
AFLAC, Inc. ......................      363,472       15,731,068
Allstate Corp. ...................      484,511       28,949,532
Ambac Financial Group, Inc. ......       78,661        5,487,391
American International Group,
  Inc. ...........................    1,881,341      109,305,912
Aon Corp. ........................      229,499        5,746,655
Chubb Corp. ......................      141,608       12,123,061
Cincinnati Financial Corp. .......      120,347        4,760,927
Hartford Financial Services Group,
  Inc. (The)......................      214,153       16,014,361
Jefferson-Pilot Corp. ............       98,847        4,983,866
Lincoln National Corp. ...........      126,300        5,925,996
Loews Corp. ......................      115,360        8,940,400
Marsh & McLennan Cos., Inc. ......      383,649       10,627,077
MBIA, Inc. .......................       98,141        5,820,743
MetLife, Inc. ....................      531,423       23,882,150
Progressive Corp. (The)...........      145,035       14,330,908
Prudential Financial, Inc. .......      379,821       24,939,047
SAFECO Corp. .....................       92,229        5,011,724
St. Paul Travelers Cos., Inc.
  (The)...........................      488,518       19,311,116
Torchmark Corp. ..................       77,699        4,055,888
UnumProvident Corp. ..............      214,608        3,931,619
XL Capital Ltd. ..................      100,524        7,480,996
                                                  --------------
                                                     346,707,267
                                                  --------------
REAL ESTATE -- 3.0%
Apartment Investment & Management
  Co. (Class A)...................       69,293        2,835,470
Archstone-Smith Trust.............      143,992        5,560,971
Equity Office Properties Trust....      295,466        9,779,925
Equity Residential Properties
  Trust...........................      205,298        7,559,072
Plum Creek Timber Co., Inc. ......      132,433        4,807,318
ProLogis..........................      133,298        5,363,911
Simon Property Group, Inc. .......      159,938       11,593,906
                                                  --------------
                                                      47,500,573
                                                  --------------
THRIFTS & MORTGAGE FINANCE -- 8.7%
Countrywide Financial Corp. ......      426,151       16,453,690
Fannie Mae........................      701,756       40,982,550
Freddie Mac.......................      500,641       32,656,813
Golden West Financial Corp. ......      204,741       13,181,226
MGIC Investment Corp. ............       69,958        4,562,661
Sovereign Bancorp, Inc. ..........      270,730        6,048,108
Washington Mutual, Inc. ..........      636,086       25,882,339
                                                  --------------
                                                     139,767,387
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,693,808,588)...........                 1,605,343,599
                                                  --------------

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $6,499,026)....    6,499,026   $    6,499,026
                                                  --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $1,700,307,614)...........                 1,611,842,625
OTHER ASSETS AND
  LIABILITIES -- (0.4)%...........                    (7,002,742)
                                                  --------------
NET ASSETS -- 100.0%..............                $1,604,839,883
                                                  ==============

(a) Non-income producing security

(b) AFFILIATE ISSUER. SEE TABLE BELOW FOR MORE INFORMATION.

                                                                   SHARES PURCHASED         SHARES SOLD        NUMBER OF
                                               NUMBER OF SHARES   FOR THE NINE MONTHS   FOR THE NINE MONTHS   SHARES HELD
SECURITY DESCRIPTION                           HELD AT 9/30/04       ENDED 6/30/05         ENDED 6/30/05      AT 6/30/05
--------------------                           ----------------   -------------------   -------------------   -----------
State Street Corp. ..........................      156,025              586,797               501,764           241,058

                                                                 INCOME EARNED      REALIZED GAIN ON SHARES
                                                              FOR THE NINE MONTHS    SOLD DURING THE NINE
SECURITY DESCRIPTION                                             ENDED 6/30/05       MONTHS ENDED 6/30/05
--------------------                                          -------------------   -----------------------
State Street Corp. .........................................       $107,520                $402,110

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 9.5%
Amgen, Inc. (a).....................  1,415,334   $   85,571,094
Applera Corp. -- Applied Biosystems
  Group.............................    236,974        4,661,278
Biogen Idec, Inc. (a)...............    402,367       13,861,543
Chiron Corp. (a)....................    172,953        6,034,330
Genzyme Corp. (a)...................    295,470       17,754,792
Gilead Sciences, Inc. (a)...........    515,738       22,687,315
MedImmune, Inc. (a).................    294,408        7,866,582
                                                  --------------
                                                     158,436,934
                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.8%
Bausch & Lomb, Inc. ................     66,596        5,527,468
Baxter International, Inc. .........    718,490       26,655,979
Becton, Dickinson and Co. ..........    295,440       15,501,737
Biomet, Inc. .......................    296,583       10,273,635
Boston Scientific Corp. (a).........    865,720       23,374,440
C.R. Bard, Inc. ....................    126,549        8,416,774
Fisher Scientific International,
  Inc. (a)..........................    137,144        8,900,646
Guidant Corp. ......................    376,953       25,368,937
Hospira, Inc. (a)...................    176,951        6,901,089
Medtronic, Inc. ....................  1,388,192       71,894,464
Millipore Corp. (a).................     63,859        3,622,721
PerkinElmer, Inc. ..................    145,694        2,753,617
St. Jude Medical, Inc. (a)..........    423,029       18,448,295
Stryker Corp. ......................    435,210       20,698,587
Thermo Electron Corp. (a)...........    183,288        4,924,948
Waters Corp. (a)....................    137,208        5,100,021
Zimmer Holdings, Inc. (a)...........    286,553       21,826,742
                                                  --------------
                                                     280,190,100
                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 21.1%
Aetna, Inc. ........................    341,146       28,253,712
AmerisourceBergen Corp. ............    124,972        8,641,814
Cardinal Health, Inc. ..............    494,789       28,489,951
Caremark Rx, Inc. (a)...............    522,024       23,240,508
CIGNA Corp. ........................    155,422       16,634,817
Express Scripts, Inc. (Class A)
  (a)...............................    178,658        8,929,327
HCA, Inc. ..........................    484,927       27,480,813
Health Management Associates,
  Inc. .............................    289,829        7,587,723
Humana, Inc. (a)....................    198,679        7,895,503
IMS Health, Inc. ...................    276,009        6,836,743

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
Laboratory Corp. of America Holdings
  (a)...............................    156,730   $    7,820,827
Manor Care, Inc. ...................    107,545        4,272,763
McKesson Corp. .....................    345,211       15,462,001
Medco Health Solutions, Inc. (a)....    323,576       17,266,015
Quest Diagnostics, Inc. ............    216,232       11,518,679
Tenet Healthcare Corp. (a)..........    550,215        6,734,631
United Healthcare Group, Inc. ......  1,460,030       76,125,964
WellPoint, Inc. (a).................    718,798       50,057,093
                                                  --------------
                                                     353,248,884
                                                  --------------
PHARMACEUTICALS -- 52.5%
Abbott Laboratories.................  1,502,966       73,660,364
Allergan, Inc. .....................    153,203       13,059,024
Bristol-Myers Squibb Co. ...........  2,243,779       56,049,599
Eli Lilly and Co. ..................  1,294,092       72,093,865
Forest Laboratories, Inc. (a).......    394,306       15,318,788
Johnson & Johnson...................  3,397,107      220,811,955
King Pharmaceuticals, Inc. (a)......    295,969        3,083,997
Merck & Co., Inc. ..................  2,523,047       77,709,848
Mylan Laboratories, Inc. ...........    307,578        5,917,801
Pfizer, Inc. .......................  8,501,123      234,460,972
Schering-Plough Corp. ..............  1,703,443       32,467,624
Watson Pharmaceuticals, Inc. (a)....    130,995        3,872,212
Wyeth...............................  1,537,490       68,418,305
                                                  --------------
                                                     876,924,354
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,646,529,910).............               1,668,800,272
                                                  --------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $5,615,306)......  5,615,306        5,615,306
                                                  --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $1,652,145,216).............               1,674,415,578
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (3,551,575)
                                                  --------------
NET ASSETS -- 100.0%................              $1,670,864,003
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 21.2%
Boeing Co. ..........................    490,784   $ 32,391,744
General Dynamics Corp. ..............    123,755     13,556,123
Goodrich Corp. ......................    105,090      4,304,486
Honeywell International, Inc. .......    511,773     18,746,245
L-3 Communications Holdings, Inc. ...     67,478      5,167,465
Lockheed Martin Corp. ...............    243,375     15,787,736
Northrop Grumman Corp. ..............    221,132     12,217,543
Raytheon Co. ........................    281,771     11,022,882
Rockwell Collins, Inc. ..............    130,961      6,244,221
United Technologies Corp. ...........    604,412     31,036,556
                                                   ------------
                                                    150,475,001
                                                   ------------
AIR FREIGHT & LOGISTICS -- 8.7%
FedEx Corp. .........................    183,640     14,876,676
Ryder System, Inc. ..................     65,163      2,384,966
United Parcel Service, Inc. (Class
  B).................................    644,966     44,605,849
                                                   ------------
                                                     61,867,491
                                                   ------------
AIRLINES -- 1.0%
Delta Air Lines, Inc. (a)............    135,426        509,202
Southwest Airlines Co. ..............    459,149      6,395,945
                                                   ------------
                                                      6,905,147
                                                   ------------
BUILDING PRODUCTS -- 2.0%
American Standard Cos., Inc. ........    126,951      5,321,786
Masco Corp. .........................    274,447      8,716,437
                                                   ------------
                                                     14,038,223
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 10.1%
Allied Waste Industries, Inc. (a)....    246,086      1,951,462
Apollo Group, Inc. (Class A) (a).....    103,804      8,119,549
Avery Dennison Corp. ................     71,405      3,781,609
Cendant Corp. .......................    642,083     14,363,397
Cintas Corp. ........................    102,559      3,958,777
Equifax, Inc. .......................    100,397      3,585,177
H&R Block, Inc. .....................    110,032      6,420,367
Monster Worldwide, Inc. (a)..........    111,734      3,204,531
Pitney Bowes, Inc. ..................    150,306      6,545,826
R.R. Donnelley & Sons Co. ...........    177,001      6,108,305
Robert Half International, Inc. .....    129,239      3,227,098
Waste Management, Inc. ..............    352,463      9,988,801
                                                   ------------
                                                     71,254,899
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Fluor Corp. .........................     70,879      4,081,922
                                                   ------------
ELECTRICAL EQUIPMENT -- 4.2%
American Power Conversion Corp. .....    143,882      3,394,176
Cooper Industries Ltd (Class A)......     70,641      4,513,960
Emerson Electric Co. ................    250,915     15,714,807
Rockwell Automation, Inc. ...........    128,637      6,265,908
                                                   ------------
                                                     29,888,851
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INDUSTRIAL CONGLOMERATES -- 32.3%
3M Co. ..............................    448,743   $ 32,444,119
General Electric Co. ................  4,465,808    154,740,247
Textron, Inc. .......................     95,835      7,269,085
Tyco International Ltd. .............  1,187,700     34,680,840
                                                   ------------
                                                    229,134,291
                                                   ------------
MACHINERY -- 14.0%
Caterpillar, Inc. ...................    207,752     19,800,843
Cummins, Inc. .......................     44,976      3,355,659
Danaher Corp. .......................    175,657      9,193,887
Deere & Co. .........................    156,560     10,253,114
Dover Corp. .........................    140,159      5,098,985
Eaton Corp. .........................    104,744      6,274,166
Illinois Tool Works, Inc. ...........    164,988     13,146,244
Ingersoll-Rand Co. (Class A).........    111,208      7,934,691
ITT Industries, Inc. ................     63,785      6,227,330
Navistar International Corp. (a).....     59,188      1,894,016
PACCAR, Inc. ........................    114,892      7,812,656
Pall Corp. ..........................    102,448      3,110,321
Parker-Hannifin Corp. ...............     86,110      5,339,681
                                                   ------------
                                                     99,441,593
                                                   ------------
ROAD & RAIL -- 5.2%
Burlington Northern Santa Fe
  Corp. .............................    241,329     11,361,769
CSX Corp. ...........................    147,814      6,305,745
Norfolk Southern Corp. ..............    269,901      8,356,135
Union Pacific Corp. .................    162,810     10,550,088
                                                   ------------
                                                     36,573,737
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. .................     62,126      3,403,883
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $744,696,611)................               707,065,038
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $1,745,238).............  1,745,238      1,745,238
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $746,441,849)................               708,810,276
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)................................                  (344,611)
                                                   ------------
NET ASSETS -- 100.0%.................              $708,465,665
                                                   ============

(a) Non-income producing security

(b) Amount Shown represents less than 0.1%

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 104.2%
CHEMICALS -- 60.3%
Air Products & Chemicals, Inc. ......    542,416   $ 32,707,685
Ashland, Inc. .......................    458,300     32,947,187
Dow Chemical Co. ....................  2,251,575    100,262,635
Du Pont (E.I.) de Nemours and Co. ...  2,334,549    100,408,952
Eastman Chemical Co. ................    194,890     10,748,184
Ecolab, Inc. ........................    521,695     16,882,050
Engelhard Corp. .....................    291,106      8,311,076
Great Lakes Chemical Corp. ..........    131,875      4,150,106
Hercules, Inc. (a)...................    285,429      4,038,820
International Flavors & Fragrances,
  Inc. ..............................    213,927      7,748,436
Monsanto Co. ........................    638,540     40,145,010
PPG Industries, Inc. ................    406,652     25,521,480
Praxair, Inc. .......................    765,492     35,671,927
Rohm & Haas Co. .....................    458,279     21,236,649
Sigma-Aldrich Corp. .................    165,333      9,265,261
                                                   ------------
                                                    450,045,458
                                                   ------------
CONSTRUCTION MATERIALS -- 2.1%
Vulcan Materials Co. ................    245,226     15,937,238
                                                   ------------
CONTAINERS & PACKAGING -- 6.1%
Ball Corp. ..........................    267,335      9,613,366
Bemis Co., Inc. .....................    260,529      6,914,440
Pactiv Corp. (a).....................    359,665      7,761,571
Sealed Air Corp. (a).................    201,190     10,017,250
Temple-Inland, Inc. .................    303,345     11,269,267
                                                   ------------
                                                     45,575,894
                                                   ------------
METALS & MINING -- 21.2%
Alcoa, Inc. .........................  2,044,066     53,411,445
Allegheny Technologies, Inc. ........    248,214      5,475,601

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold, Inc.
  (Class B)..........................    432,288   $ 16,184,863
Newmont Mining Corp. (Holding Co.)...    887,072     34,622,420
Nucor Corp. .........................    384,462     17,539,156
Phelps Dodge Corp. ..................    233,402     21,589,685
United States Steel Corp. ...........    282,284      9,702,101
                                                   ------------
                                                    158,525,271
                                                   ------------
PAPER & FOREST PRODUCTS -- 14.5%
Georgia-Pacific Corp. ...............    621,588     19,766,498
International Paper Co. .............  1,149,606     34,729,597
Louisiana-Pacific Corp. .............    281,132      6,910,225
MeadWestvaco Corp. ..................    444,415     12,461,397
Weyerhaeuser Co. ....................    542,748     34,545,910
                                                   ------------
                                                    108,413,627
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $867,356,571)......................               778,497,488
                                                   ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $3,717,308).............  3,717,308      3,717,308
                                                   ------------
TOTAL INVESTMENTS -- 104.7%
  (Cost $871,073,879)................               782,214,796
OTHER ASSETS AND
  LIABILITIES -- (4.7)%..............               (35,349,396)
                                                   ------------
NET ASSETS -- 100.0%.................              $746,865,400
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 14.5%
ADC Telecommunications, Inc. (a)....     78,289   $    1,704,352
Andrew Corp. (a)....................    121,489        1,550,200
Avaya, Inc. (a).....................    374,092        3,112,445
CIENA Corp. (a).....................    380,047          794,298
Cisco Systems, Inc. (a).............  3,781,094       72,256,706
Comverse Technology, Inc. (a).......    134,613        3,183,597
Corning, Inc. (a)...................    922,310       15,328,792
JDS Uniphase Corp. (a)..............    913,589        1,388,655
Lucent Technologies, Inc. (a).......  2,775,505        8,076,720
Motorola, Inc. .....................  1,469,953       26,841,342
QUALCOMM, Inc. .....................    975,330       32,195,643
Scientific-Atlanta, Inc. ...........    103,074        3,429,272
Tellabs, Inc. (a)...................    288,028        2,505,844
                                                  --------------
                                                     172,367,866
                                                  --------------
COMPUTERS & PERIPHERALS -- 19.5%
Apple Computer, Inc. (a)............    513,008       18,883,824
Dell, Inc. (a)......................  1,437,948       56,813,326
EMC Corp. (a).......................  1,449,598       19,873,989
Gateway, Inc. (a)...................    223,973          739,111
Hewlett-Packard Co. ................  1,716,047       40,344,265
International Business Machines
  Corp. ............................    954,532       70,826,274
Lexmark International, Inc. (a).....     77,535        5,026,594
NCR Corp. (a).......................    123,406        4,334,019
Network Appliance, Inc. (a).........    232,123        6,562,117
QLogic Corp. (a)....................     58,275        1,798,949
Sun Microsystems, Inc. (a)..........  2,069,391        7,718,828
                                                  --------------
                                                     232,921,296
                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.6%
ALLTEL Corp. .......................    196,750       12,253,590
AT&T Corp. .........................    480,291        9,144,741
BellSouth Corp. ....................  1,089,260       28,941,638
CenturyTel, Inc. ...................     82,586        2,859,953
Citizens Communications Co. ........    220,263        2,960,335
Qwest Communications International,
  Inc. (a)..........................  1,018,969        3,780,375
SBC Communications, Inc. ...........  1,488,291       35,346,911
Sprint Corp. .......................    893,816       22,425,844
Verizon Communications, Inc. .......  1,637,235       56,566,469
                                                  --------------
                                                     174,279,856
                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilent Technologies, Inc. (a)......    263,937        6,075,830
Jabil Circuit, Inc. (a).............    117,229        3,602,447
Molex, Inc. ........................     99,420        2,588,897
Sanmina-SCI Corp. (a)...............    346,964        1,897,893
Solectron Corp. (a).................    626,311        2,373,718
Symbol Technologies, Inc. ..........    163,530        1,614,041
Tektronix, Inc. ....................     60,463        1,406,974
                                                  --------------
                                                      19,559,800
                                                  --------------
IT SERVICES -- 5.9%
Affiliated Computer Services, Inc.
  (a)...............................     74,540        3,808,994
Automatic Data Processing, Inc. ....    345,096       14,483,679
Computer Sciences Corp. (a).........    113,840        4,974,808
Convergys Corp. (a).................     83,598        1,188,764
Electronic Data Systems Corp. ......    316,528        6,093,164

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
IT SERVICES -- (CONTINUED)
First Data Corp. ...................    460,701   $   18,492,538
Fiserv, Inc. (a)....................    113,621        4,880,022
Paychex, Inc. ......................    210,517        6,850,223
Sabre Holdings Corp. ...............     77,695        1,550,016
SunGard Data Systems, Inc. (a)......    178,572        6,280,377
Unisys Corp. (a)....................    214,137        1,355,487
                                                  --------------
                                                      69,958,072
                                                  --------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Yahoo!, Inc. (a)....................    797,644       27,638,365
                                                  --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a).....................    592,627        8,172,326
                                                  --------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 17.9%
Advanced Micro Devices, Inc. (a)....    262,186        4,546,305
Altera Corp. (a)....................    231,553        4,589,380
Analog Devices, Inc. ...............    225,483        8,412,771
Applied Materials, Inc. (a).........    984,235       15,924,922
Applied Micro Circuits Corp. (a)....    218,709          559,895
Broadcom Corp. (a)..................    183,745        6,524,785
Freescale Semiconductor, Inc. (a)...    237,709        5,034,677
Intel Corp. ........................  3,652,360       95,180,502
KLA-Tencor Corp. (a)................    121,063        5,290,453
Linear Technology Corp. ............    186,380        6,838,282
LSI Logic Corp. (a).................    258,275        2,192,755
Maxim Integrated Products, Inc. ....    198,816        7,596,759
Micron Technology, Inc. (a).........    379,618        3,875,900
National Semiconductor Corp. (a)....    226,402        4,987,636
Novellus Systems, Inc. (a)..........     87,361        2,158,690
NVIDIA Corp. (a)....................    114,233        3,052,306
PMC-Sierra, Inc. (a)................    136,666        1,275,094
Teradyne, Inc. (a)..................    128,372        1,536,613
Texas Instruments, Inc. ............    993,285       27,881,510
Xilinx, Inc. .......................    215,232        5,488,416
                                                  --------------
                                                     212,947,651
                                                  --------------
SOFTWARE -- 21.1%
Adobe Systems, Inc. ................    302,207        8,649,164
Autodesk, Inc. .....................    157,540        5,414,650
BMC Software, Inc. (a)..............    138,630        2,488,408
Citrix Systems, Inc. (a)............    111,760        2,420,722
Computer Associates International,
  Inc. .............................    325,866        8,954,798
Compuware Corp. (a).................    264,768        1,903,682
Electronic Arts, Inc. (a)...........    187,852       10,634,302
Intuit, Inc. (a)....................    112,720        5,084,799
Mercury Interactive Corp. (a).......     56,534        2,168,644
Microsoft Corp. ....................  5,945,093      147,676,110
Novell, Inc. (a)....................    270,257        1,675,593
Oracle Corp. (a)....................  2,628,288       34,693,402
Parametric Technology Corp. (a).....    224,794        1,434,186
Siebel Systems, Inc. (a)............    327,793        2,917,358
Symantec Corp. (a)..................    420,848        9,149,235
VERITAS Software Corp. (a)..........    262,592        6,407,245
                                                  --------------
                                                     251,672,298
                                                  --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
Nextel Communications, Inc. (a).....    680,722   $   21,994,128
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,663,181,783).............               1,191,511,658
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class
  Prime Fund........................  1,231,372        1,231,372
Federated Prime Obligations Fund....      2,737            2,737
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,234,109).................                   1,234,109
                                                  --------------
SECURITY DESCRIPTION                                  VALUE
------------------------------------              --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,664,415,892).............              $1,192,745,767
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                    (146,781)
                                                  --------------
NET ASSETS -- 100.0%................              $1,192,598,986
                                                  ==============

(a) Non-income producing security

(b) Amount Shown represents less than 0.1%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 62.4%
Allegheny Energy, Inc. (a).......       826,957   $   20,855,856
Ameren Corp. ....................     1,029,710       56,942,963
American Electric Power Co.,
  Inc. ..........................     1,948,669       71,847,426
CenterPoint Energy, Inc. ........     1,476,506       19,504,644
Cinergy Corp. ...................     1,004,726       45,031,819
Consolidated Edison, Inc. .......     1,233,591       57,781,402
DTE Energy Co. ..................       883,912       41,340,564
Edison International.............     1,653,455       67,047,600
Entergy Corp. ...................     1,076,195       81,306,532
Exelon Corp. ....................     3,394,670      174,248,411
FirstEnergy Corp. ...............     1,673,932       80,532,869
FPL Group, Inc. .................     1,988,949       83,655,195
PG&E Corp. (a)...................     1,875,799       70,417,495
Pinnacle West Capital Corp. .....       498,685       22,166,548
PPL Corp. .......................       962,782       57,169,995
Progress Energy, Inc. ...........     1,263,034       57,139,658
Southern Co. (The)...............     3,776,933      130,946,267
TECO Energy, Inc. ...............     1,053,995       19,931,046
Xcel Energy, Inc. ...............     2,041,074       39,841,765
                                                  --------------
                                                   1,197,708,055
                                                  --------------
GAS UTILITIES -- 4.6%
KeySpan Corp. ...................       877,733       35,723,733
Nicor, Inc. .....................       225,012        9,263,744
NiSource, Inc. ..................     1,379,443       34,113,625
Peoples Energy Corp. ............       193,127        8,393,300
                                                  --------------
                                                      87,494,402
                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 19.0%
AES Corp. (a)....................     3,317,016       54,332,722
Calpine Corp. (a)................     2,735,255        9,299,867
Constellation Energy Group,
  Inc. ..........................       900,749       51,964,210
Duke Energy Corp. ...............     4,705,777      139,902,750
Dynegy, Inc. (Class A) (a).......     1,688,942        8,208,258
TXU Corp. .......................     1,216,467      101,076,243
                                                  --------------
                                                     364,784,050
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
MULTI-UTILITIES -- 13.9%
CMS Energy Corp. (a).............     1,101,440   $   16,587,686
Dominion Resources, Inc. ........     1,728,040      126,820,856
Public Service Enterprise Group,
  Inc. ..........................     1,211,406       73,677,713
Sempra Energy....................     1,215,952       50,230,977
                                                  --------------
                                                     267,317,232
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,751,941,670)..........                  1,917,303,739
                                                  --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost
  $11,450,776)...................    11,450,776       11,450,776
                                                  --------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $1,763,392,446)..........                  1,928,754,515
OTHER ASSETS AND
  LIABILITIES -- (0.5)%..........                    (10,538,411)
                                                  --------------
NET ASSETS -- 100.0%.............                 $1,918,216,104
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2005 were as follows:

                                                                            GROSS             GROSS        NET UNREALIZED
                                                         IDENTIFIED      UNREALIZED        UNREALIZED       APPRECIATION
                                                            COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund        $   423,039,856   $ 11,122,962    $  38,565,076    $  (27,442,114)
Consumer Staples Select Sector SPDR Fund                  831,346,733     18,706,085       47,202,157       (28,496,072)
Energy Select Sector SPDR Fund                          2,713,586,937    104,156,600       33,981,740        70,174,860
Financial Select Sector SPDR Fund                       1,700,307,614     13,400,612      101,865,601       (88,464,989)
Health Care Select Sector SPDR Fund                     1,652,145,216    107,860,285       85,589,923        22,270,362
Industrial Select Sector SPDR Fund                        746,441,849      7,748,197       45,379,770       (37,631,573)
Materials Select Sector SPDR Fund                         871,073,879      3,051,451       91,910,534       (88,859,083)
Technology Select Sector SPDR Fund                      1,664,415,892     31,746,303      503,416,428      (471,670,125)
Utilities Select Sector SPDR Fund                       1,763,392,446    168,668,952        3,306,883       165,362,069


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrindex.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.                        CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President

By:      /s/ Jack Clark
         --------------
         Jack Clark
         Treasurer

Date:    August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President

By:      /s/ Jack Clark
         --------------
         Jack Clark
         Treasurer

Date:    August 26, 2005